Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 17.1	$ (29.2)	$ (373.4)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	204.9	209.4	218.2
Goodwill impairment	0	0	241.8
Equity-based compensation expense	19.5	11.5	15.9
Deferred income taxes	(10.2)	(4.3)	(94.4)
Allowance for doubtful accounts	0.4	(1.3)	(0.2)
Amortization of deferred financing costs	15.7	18.0	16.2
Net loss (gain) on extinguishments of long-term debt	118.9	(2.0)	0
Realized loss on interest rate swap agreements	2.8	51.5	103.2
Mark to market loss on interest rate derivatives	4.2	4.7	0
Net loss (gain) on sale and disposals of assets	0.3	0.7	(1.7)
Other	(0.6)	(0.6)	0
Changes in assets and liabilities:
Accounts receivable	(165.3)	(81.5)	(131.3)
Merchandise inventory	(29.0)	(34.9)	(15.0)
Other assets	50.3	(61.9)	3.2
Accounts payable-trade	(19.8)	269.3	76.5
Other current liabilities	21.5	77.8	3.9
Long-term liabilities	(16.0)	(3.5)	44.7
Net cash provided by operating activities	214.7	423.7	107.6
Cash flows from investing activities:
Capital expenditures	(45.7)	(41.5)	(15.6)
Cash settlements on interest rate swap agreements	(6.6)	(78.2)	(72.2)
Premium payments on interest rate cap agreements	(3.7)	(5.9)	0
Purchases of marketable securities	0	0	(20.0)
Redemptions of marketable securities	0	0	20.0
Proceeds from sale of assets and other	0	0.2	5.2
Net cash used in investing activities	(56.0)	(125.4)	(82.6)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	1,295.0	770.8	0
Repayments of borrowings under revolving credit facility	(1,483.2)	(1,074.1)	0
Repayments of long-term debt	(132.0)	(16.5)	(11.0)
Proceeds from issuance of long-term debt	1,175.0	500.0	0
Payments to extinguish long-term debt	(1,175.0)	(518.6)	0
Payments of debt financing costs	(26.3)	(14.3)	(11.3)
Investment from CDW Holdings LLC	1.0	0	0.1
Net change in accounts payable-inventory financing	250.5	3.2	(9.1)
Repurchase of Class B common shares	(0.4)	0	0
Principal payments under capital lease obligations	0	(0.6)	(0.6)
Net cash used in financing activities	(95.4)	(350.1)	(31.9)
Effect of exchange rate changes on cash and cash equivalents	0	0.4	0.5
Net increase (decrease) in cash and cash equivalents	63.3	(51.4)	(6.4)
Cash and cash equivalents - beginning of period	36.6	88.0	94.4
Cash and cash equivalents - end of period	99.9	36.6	88.0
Supplementary disclosure of cash flow information:
Interest paid, including cash settlements on interest rate swap agreements	(332.9)	(377.0)	(368.8)
Taxes refunded (paid), net	20.9	(48.0)	(11.7)
Non-cash investing and financing activities:
Investment in equity method investee	0	0	1.9
Capital expenditures accrued in accounts payable-trade	$ 1.1	$ 0	$ 0